UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08817

Voya Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Large-Cap Growth Fund

Voya Large Cap Value Fund

Voya MidCap Opportunities Fund

Voya Multi-Manager Mid Cap Value Fund

Voya Real Estate Fund

Voya SmallCap Opportunities Fund

Voya SMID Cap Growth Fund

Voya U.S. High Dividend Low Volatility Fund

The schedules are not audited.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 18.0%
26,822	(1)	Amazon.com, Inc.	$53,984,908	7.0
18,750	(1)	Autozone, Inc.	14,379,000	1.9
103,044		Brunswick Corp.	6,844,182	0.9
71,033	(1)	Burlington Stores, Inc.	11,946,330	1.5
37,141		Domino's Pizza, Inc.	11,088,817	1.4
109,966		Hilton Worldwide Holdings, Inc.	8,535,561	1.1
121,161		Home Depot, Inc.	24,325,494	3.2
155,414		Tapestry, Inc.	7,877,936	1.0
			138,982,228	18.0

		Consumer Staples: 4.9%
349,666		Altria Group, Inc.	20,462,454	2.7
111,930		Church & Dwight Co., Inc.	6,332,999	0.8
176,223	(1)	Monster Beverage Corp.	10,730,219	1.4
			37,525,672	4.9

		Energy: 0.7%
40,775	(1)	Concho Resources, Inc./Midland TX	5,592,291	0.7

		Financials: 4.8%
121,058	(1)	E*Trade Financial Corp.	7,125,474	0.9
219,729		Progressive Corp.	14,838,299	1.9
73,218		S&P Global, Inc.	15,159,787	2.0
			37,123,560	4.8

		Health Care: 13.4%
196,680		Baxter International, Inc.	14,627,092	1.9
49,045	(1)	Biogen, Inc.	17,336,917	2.2
316,411	(1)	Boston Scientific Corp.	11,251,575	1.5
56,625		Johnson & Johnson	7,626,821	1.0
63,776		Thermo Fisher Scientific, Inc.	15,248,842	2.0
79,667		UnitedHealth Group, Inc.	21,387,403	2.8
85,108	(1)	Vertex Pharmaceuticals, Inc.	15,693,915	2.0
			103,172,565	13.4

		Industrials: 11.8%
94,757		Ametek, Inc.	7,292,499	1.0
54,852		Boeing Co.	18,802,717	2.4
225,658		Delta Air Lines, Inc.	13,196,480	1.7
113,321		Ingersoll-Rand PLC - Class A	11,478,284	1.5
35,914		L3 Technologies, Inc.	7,675,540	1.0
167,366		Waste Management, Inc.	15,213,569	2.0
28,605		WW Grainger, Inc.	10,128,172	1.3
64,295	(1)	XPO Logistics, Inc.	6,847,418	0.9
			90,634,679	11.8

		Information Technology: 42.0%
21,971	(1)	Adobe Systems, Inc.	5,789,578	0.7
32,738	(1)	Alphabet, Inc. - Class A	40,326,668	5.2
6,754	(1)	Alphabet, Inc. - Class C	8,227,655	1.1
193,806		Apple, Inc.	44,116,060	5.7
167,366		Cognizant Technology Solutions Corp.	13,126,515	1.7
36,280	(1)	Facebook, Inc.- Class A	6,375,484	0.8
146,467		Fidelity National Information Services, Inc.	15,843,335	2.0
194,750	(1)	Fiserv, Inc.	15,593,633	2.0
73,863	(1)	GoDaddy, Inc.	6,016,880	0.8
48,707		Intuit, Inc.	10,689,725	1.4
29,463		Lam Research Corp.	5,099,751	0.7
121,811		Mastercard, Inc. - Class A	26,257,579	3.4
141,916	(2)	Microchip Technology, Inc.	12,209,034	1.6
503,920		Microsoft Corp.	56,605,334	7.3
51,397		Motorola Solutions, Inc.	6,597,319	0.9
44,866	(1)	Palo Alto Networks, Inc.	10,370,776	1.3
46,418	(1)	Red Hat, Inc.	6,857,331	0.9
70,026	(1)	Salesforce.com, Inc.	10,691,570	1.4
134,259		Texas Instruments, Inc.	15,090,712	2.0
53,922	(1)	VMware, Inc.	8,264,086	1.1
			324,149,025	42.0

		Materials: 1.4%
71,426	(1)	Crown Holdings, Inc.	3,057,747	0.4
118,179		Huntsman Corp.	3,603,278	0.5
36,947		Packaging Corp. of America	4,061,214	0.5
			10,722,239	1.4

		Real Estate: 1.6%
83,827		American Tower Corp.	12,500,282	1.6

	Total Common Stock
	(Cost $546,841,789)		760,402,541	98.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
		Securities Lending Collateral(3): 1.1%
2,060,193		Citigroup, Inc., Repurchase Agreement dated 08/31/18, 1.97%, due 09/04/18 (Repurchase Amount $2,060,638, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.000%, Market Value plus accrued interest $2,101,397, due 09/15/18-02/01/57)	2,060,193	0.2

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3) (continued)
2,060,193	Deutsche Bank AG, Repurchase Agreement dated 08/31/18, 1.97%, due 09/04/18 (Repurchase Amount $2,060,638, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-8.500%, Market Value plus accrued interest $2,101,397, due 03/01/19-08/01/48)	$2,060,193	0.3
433,290	JPMorgan Chase & Co., Repurchase Agreement dated 08/31/18, 1.95%, due 09/04/18 (Repurchase Amount $433,383, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $441,956, due 09/30/18-09/09/49)	433,290	0.0
2,060,193	Nomura Securities, Repurchase Agreement dated 08/31/18, 1.97%, due 09/04/18 (Repurchase Amount $2,060,638, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,101,397, due 09/15/18-07/20/68)	2,060,193	0.3
2,060,193	RBC Dominion Securities Inc., Repurchase Agreement dated 08/31/18, 1.97%, due 09/04/18 (Repurchase Amount $2,060,638, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,101,397, due 09/13/18-09/09/49)	2,060,193	0.3
		8,674,062	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
9,732,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.870%
	(Cost $9,732,000)	$9,732,000	1.3

	Total Short-Term Investments
	(Cost $18,406,062)	18,406,062	2.4

	Total Investments in Securities (Cost $565,247,851)	$778,808,603	101.0
	Liabilities in Excess of Other Assets	(7,388,507)	(1.0)
	Net Assets	$771,420,096	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2018.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$760,402,541	$–	$–	$760,402,541
Short-Term Investments	9,732,000	8,674,062	–	18,406,062
Total Investments, at fair value	$770,134,541	$8,674,062	$–	$778,808,603

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $566,500,554.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$218,821,388
Gross Unrealized Depreciation	(6,513,339)

Net Unrealized Appreciation	$212,308,049

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.4%
	Consumer Discretionary: 6.6%
113,862	Delphi Technologies PLC	$10,020,995	1.1
305,407	Gap, Inc.	9,269,102	1.0
110,302	Lowe's Cos, Inc.	11,995,342	1.4
102,676	Ralph Lauren Corp.	13,636,400	1.5
279,511	Tapestry, Inc.	14,168,413	1.6
		59,090,252	6.6

	Consumer Staples: 8.4%
146,605	Altria Group, Inc.	8,579,324	1.0
344,788	Coca-Cola Co.	15,367,201	1.7
326,275	Mondelez International, Inc.	13,938,468	1.5
248,321	Procter & Gamble Co.	20,598,227	2.3
173,858	Walmart, Inc.	16,666,028	1.9
		75,149,248	8.4

	Energy: 10.1%
221,065	Canadian Natural Resources Ltd.	7,553,791	0.8
177,514	Chevron Corp.	21,028,309	2.4
149,603	ConocoPhillips	10,985,348	1.2
83,984	EOG Resources, Inc.	9,929,428	1.1
225,831	Occidental Petroleum Corp.	18,037,122	2.0
157,373	Royal Dutch Shell PLC - Class A ADR	10,265,441	1.2
108,452	Valero Energy Corp.	12,784,322	1.4
		90,583,761	10.1

	Financials: 23.5%
1,035,640	Bank of America Corp.	32,032,345	3.6
81,405	Comerica, Inc.	7,935,359	0.9
188,888	Discover Financial Services	14,755,931	1.7
84,577	Evercore, Inc.	8,977,849	1.0
361,542	Hartford Financial Services Group, Inc.	18,210,871	2.0
263,163	Intercontinental Exchange, Inc.	20,060,915	2.2
321,128	JPMorgan Chase & Co.	36,794,846	4.1
762,479	Keycorp	16,065,433	1.8
241,154	Lazard Ltd.	11,609,154	1.3
48,717	Moody's Corp.	8,672,600	1.0
120,277	Reinsurance Group of America, Inc.	17,181,569	1.9
326,792	US Bancorp	17,682,715	2.0
		209,979,587	23.5

	Health Care: 14.4%
164,431	Baxter International, Inc.	12,228,733	1.4
15,980	(1) Biogen, Inc.	5,648,770	0.6
216,682	Gilead Sciences, Inc.	16,409,328	1.8
213,827	Johnson & Johnson	28,800,359	3.2
853,251	Pfizer, Inc.	35,426,982	4.0
52,519	UnitedHealth Group, Inc.	14,099,251	1.6
127,337	Zimmer Biomet Holdings, Inc.	15,742,673	1.8
		128,356,096	14.4

	Industrials: 8.2%
141,899	BWX Technologies, Inc.	8,701,247	1.0
61,342	Deere & Co.	8,820,979	1.0
180,790	Emerson Electric Co.	13,872,017	1.6
60,347	General Dynamics Corp.	11,671,110	1.3
105,574	Hubbell, Inc.	13,340,331	1.5
21,794	Roper Technologies, Inc.	6,502,676	0.7
205,307	Timken Co.	9,988,185	1.1
		72,896,545	8.2

	Information Technology: 10.4%
610,169	Cisco Systems, Inc.	29,147,773	3.3
67,133	Lam Research Corp.	11,620,051	1.3
171,349	Microsoft Corp.	19,247,633	2.1
119,028	Motorola Solutions, Inc.	15,278,434	1.7
205,082	NetApp, Inc.	17,803,169	2.0
		93,097,060	10.4

	Materials: 4.1%
56,414	Air Products & Chemicals, Inc.	9,381,084	1.0
168,368	BHP Billiton Ltd. ADR	8,088,399	0.9
277,688	DowDuPont, Inc.	19,474,259	2.2
		36,943,742	4.1

	Real Estate: 4.6%
90,145	Camden Property Trust	8,569,183	1.0
116,290	Crown Castle International Corp.	13,260,549	1.5
240,028	Highwoods Properties, Inc.	11,938,993	1.3
72,236	Mid-America Apartment Communities, Inc.	7,480,760	0.8
		41,249,485	4.6

	Telecommunication Services: 3.5%
565,858	Verizon Communications, Inc.	30,765,699	3.5

	Utilities: 5.6%
265,021	Ameren Corp.	16,757,278	1.9
193,619	American Electric Power Co., Inc.	13,888,291	1.5
114,792	NextEra Energy, Inc.	19,526,119	2.2
		50,171,688	5.6

	Total Common Stock
	(Cost $737,409,880)	888,283,163	99.4

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Mutual Funds: 0.9%
8,402,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.870%
	(Cost $8,402,000)	$8,402,000	0.9

	Total Short-Term Investments
	(Cost $8,402,000)	8,402,000	0.9

	Total Investments in Securities (Cost $745,811,880)	$896,685,163	100.3
	Liabilities in Excess of Other Assets	(2,326,747)	(0.3)
	Net Assets	$894,358,416	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of August 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$888,283,163	$–	$–	$888,283,163
Short-Term Investments	8,402,000	–	–	8,402,000
Total Investments, at fair value	$896,685,163	$–	$–	$896,685,163

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $748,414,607.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$159,136,575
Gross Unrealized Depreciation	(10,861,572)

Net Unrealized Appreciation	$148,275,003

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Consumer Discretionary: 18.0%
325,600		Aramark	$13,375,648	0.9
31,171	(1)	Autozone, Inc.	23,904,416	1.7
348,067		Brunswick Corp.	23,118,610	1.6
145,833	(1)	Burlington Stores, Inc.	24,526,194	1.7
145,692		Darden Restaurants, Inc.	16,906,100	1.2
89,353		Domino's Pizza, Inc.	26,677,232	1.8
394,875		Hilton Worldwide Holdings, Inc.	30,650,198	2.1
497,819	(1)	Live Nation Entertainment, Inc.	24,731,648	1.7
82,541	(1)	O'Reilly Automotive, Inc.	27,685,902	1.9
371,404		Ross Stores, Inc.	35,573,075	2.4
298,551		Tapestry, Inc.	15,133,550	1.0
			262,282,573	18.0

		Consumer Staples: 2.9%
305,996		Church & Dwight Co., Inc.	17,313,253	1.2
246,139	(1)	Monster Beverage Corp.	14,987,404	1.0
384,206	(1)	Sprouts Farmers Market, Inc.	10,169,933	0.7
			42,470,590	2.9

		Energy: 1.3%
84,253	(1)	Concho Resources, Inc./Midland TX	11,555,299	0.8
112,582	(1)	Continental Resources, Inc.	7,424,783	0.5
			18,980,082	1.3

		Financials: 7.4%
170,505		Cboe Global Markets, Inc.	17,186,904	1.2
340,538	(1)	E*Trade Financial Corp.	20,044,067	1.4
95,003		Evercore, Inc.	10,084,568	0.7
200,802		Moody's Corp.	35,746,772	2.4
113,158		Progressive Corp.	7,641,560	0.5
278,829		SEI Investments Co.	17,588,533	1.2
			108,292,404	7.4

		Health Care: 15.1%
37,873	(1)	Abiomed, Inc.	15,398,404	1.1
65,110	(1)	Align Technology, Inc.	25,164,364	1.7
88,591	(1)	BioMarin Pharmaceutical, Inc.	8,857,328	0.6
236,963	(1)	Centene Corp.	34,710,340	2.4
208,523	(1)	Edwards Lifesciences Corp.	30,077,357	2.1
110,541		Encompass Health Corp.	9,019,040	0.6
284,495	(1),(2)	Exact Sciences Corp.	21,305,831	1.5
937,125	(1)	Exelixis, Inc.	17,608,579	1.2
126,931	(1)	Jazz Pharmaceuticals PLC	21,695,047	1.5
170,955	(1)	PRA Health Sciences, Inc.	18,052,848	1.2
171,162	(1)	Veeva Systems, Inc.	17,862,466	1.2
			219,751,604	15.1

		Industrials: 16.6%
631,942		American Airlines Group, Inc.	25,581,012	1.8
297,028		Ametek, Inc.	22,859,275	1.6
318,192		Ingersoll-Rand PLC - Class A	32,229,668	2.2
312,960		KAR Auction Services, Inc.	19,619,462	1.3
68,281		L3 Technologies, Inc.	14,593,015	1.0
594,240		Masco Corp.	22,563,293	1.5
745,861	(1)	Quanta Services, Inc.	25,799,332	1.8
256,870		Waste Connections, Inc.	20,392,909	1.4
82,837		WW Grainger, Inc.	29,330,097	2.0
270,866	(1)	XPO Logistics, Inc.	28,847,229	2.0
			241,815,292	16.6

		Information Technology: 32.3%
153,066		Amphenol Corp.	14,476,982	1.0
336,290	(1)	Black Knight, Inc.	17,957,886	1.2
98,393		Broadridge Financial Solutions, Inc. ADR	13,296,830	0.9
136,886	(1)	EPAM Systems, Inc.	19,565,116	1.3
309,896		Fidelity National Information Services, Inc.	33,521,450	2.3
558,777	(1)	Fiserv, Inc.	44,741,274	3.1
403,908	(1)	Fortinet, Inc.	33,831,334	2.3
375,550	(1)	GoDaddy, Inc.	30,592,303	2.1
140,598		Lam Research Corp.	24,336,108	1.7
362,314		Maxim Integrated Products	21,909,128	1.5
375,937	(2)	Microchip Technology, Inc.	32,341,860	2.2
222,154		Motorola Solutions, Inc.	28,515,688	1.9
150,004	(1)	Palo Alto Networks, Inc.	34,673,425	2.4
124,867	(1)	Proofpoint, Inc.	14,815,470	1.0
558,741	(1)	Pure Storage, Inc.	14,996,608	1.0
183,457	(1)	Red Hat, Inc.	27,102,103	1.9
99,674	(1)	Splunk, Inc.	12,773,223	0.9
472,045		SS&C Technologies Holdings, Inc.	28,011,150	1.9
237,681	(1)	Synopsys, Inc.	24,276,737	1.7
			471,734,675	32.3

		Materials: 3.6%
364,981	(1)	Crown Holdings, Inc.	15,624,837	1.0
609,547		Huntsman Corp.	18,585,088	1.3
174,201		Packaging Corp. of America	19,148,174	1.3
			53,358,099	3.6

		Real Estate: 2.0%
93,029		Equity Lifestyle Properties, Inc.	9,012,650	0.6

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
126,109	(1) SBA Communications Corp.	$19,575,900	1.4
		28,588,550	2.0

	Total Common Stock
	(Cost $1,228,576,706)	1,447,273,869	99.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Securities Lending Collateral(3): 1.5%
2,290,312	Bank of Montreal, Repurchase Agreement dated 08/31/18, 1.94%, due 09/04/18 (Repurchase Amount $2,290,799, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $2,336,119, due 09/27/18-09/09/49)	2,290,312	0.2
5,005,874	Citibank N.A., Repurchase Agreement dated 08/31/18, 1.97%, due 09/04/18 (Repurchase Amount $5,006,955, collateralized by various U.S. Government Agency Obligations, 2.240%-6.000%, Market Value plus accrued interest $5,108,838, due 01/01/23-06/01/48)	5,005,874	0.3
5,005,874	Millennium Fixed Income Ltd., Repurchase Agreement dated 08/31/18, 2.14%, due 09/04/18 (Repurchase Amount $5,007,048, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $5,105,992, due 11/15/42-08/15/44)	5,005,874	0.3
5,005,874	NBC Global Finance Ltd., Repurchase Agreement dated 08/31/18, 1.95%, due 09/04/18 (Repurchase Amount $5,006,944, collateralized by various U.S. Government Securities, 0.000%-6.250%, Market Value plus accrued interest $5,105,957, due 04/15/20-09/09/49)	5,005,874	0.4
3,768,796	State of Wisconsin Investment Board, Repurchase Agreement dated 08/31/18, 2.17%, due 09/04/18 (Repurchase Amount $3,769,692, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,844,299, due 04/15/20-02/15/48)	3,768,796	0.3
		21,076,730	1.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
14,967,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.870%
	(Cost $14,967,000)	14,967,000	1.0

	Total Short-Term Investments
	(Cost $36,043,730)	36,043,730	2.5

	Total Investments in Securities (Cost $1,264,620,436)	$1,483,317,599	101.7
	Liabilities in Excess of Other Assets	(24,522,425)	(1.7)
	Net Assets	$1,458,795,174	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2018.

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$1,447,273,869	$–	$–	$1,447,273,869
Short-Term Investments	14,967,000	21,076,730	–	36,043,730
Total Investments, at fair value	$1,462,240,869	$21,076,730	$–	$1,483,317,599

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,265,969,689.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$243,066,436
Gross Unrealized Depreciation	(25,718,526)

Net Unrealized Appreciation	$217,347,910

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Consumer Discretionary: 11.3%
7,700	(1),(2)	AMC Networks, Inc.	$483,637	0.3
24,100	(2)	American Axle & Manufacturing Holdings, Inc.	426,811	0.2
12,600		Bed Bath & Beyond, Inc.	226,044	0.1
5,100		Best Buy Co., Inc.	405,756	0.2
7,100	(1)	Big Lots, Inc.	305,655	0.2
12,300		Brinker International, Inc.	544,644	0.3
4,900		Brunswick Corp.	325,458	0.2
13,518		Caleres, Inc.	547,209	0.3
15,379		Carter's, Inc.	1,629,098	0.9
13,300		Cooper Tire & Rubber Co.	383,705	0.2
7,100		Dick's Sporting Goods, Inc.	265,824	0.1
4,200		Dillard's, Inc.	330,036	0.2
3,761		D.R. Horton, Inc.	167,402	0.1
9,400		Foot Locker, Inc.	463,420	0.3
15,400	(1)	GameStop Corp.	204,358	0.1
12,200		Gap, Inc.	370,270	0.2
47,789		Goodyear Tire & Rubber Co.	1,084,332	0.6
13,200		Kohl's Corp.	1,044,252	0.6
4,800		Lear Corp.	778,560	0.4
5,181		Lennar Corp. - Class A	267,702	0.2
20,400		Macy's, Inc.	745,620	0.4
7,100	(2)	Meritage Homes Corp.	306,365	0.2
7,000	(2)	Mohawk Industries, Inc.	1,341,130	0.8
3,900	(2)	Murphy USA, Inc.	323,622	0.2
14,700		Newell Brands, Inc.	319,284	0.2
8,516	(2)	Norwegian Cruise Line Holdings Ltd.	456,543	0.3
61,100		Office Depot, Inc.	204,685	0.1
14,700		Pulte Group, Inc.	410,865	0.2
11,917		PVH Corp.	1,706,038	1.0
22,594		Ross Stores, Inc.	2,164,053	1.2
6,447	(2)	Skechers USA, Inc.	190,058	0.1
25,946		TEGNA, Inc.	302,011	0.2
6,538		Toll Brothers, Inc.	236,872	0.1
12,400		Viacom, Inc. - Class B	363,072	0.2
5,200		Whirlpool Corp.	649,896	0.4
			19,974,287	11.3

		Consumer Staples: 3.1%
3,263		Ingredion, Inc.	329,791	0.2
4,200		JM Smucker Co.	434,196	0.2
33,800		Kroger Co.	1,064,700	0.6
6,100		Molson Coors Brewing Co.	407,114	0.2
14,600	(2)	Pilgrim's Pride Corp.	269,954	0.1
8,418	(2)	Post Holdings, Inc.	818,735	0.5
4,300	(1)	Sanderson Farms, Inc.	454,768	0.3
15,100		SpartanNash Co.	322,385	0.2
7,400		Tyson Foods, Inc.	464,794	0.3
28,073	(2)	US Foods Holding Corp.	914,899	0.5
			5,481,336	3.1

		Energy: 5.8%
5,885		Delek US Holdings, Inc.	320,733	0.2
17,181		Diamondback Energy, Inc.	2,080,275	1.2
6,931	(2)	Energen Corp.	537,499	0.3
30,200	(2)	Gulfport Energy Corp.	355,152	0.2
71,491	(2)	Laredo Petroleum, Inc.	592,660	0.3
5,000		Marathon Petroleum Corp.	411,450	0.2
19,100	(2)	McDermott International, Inc.	369,394	0.2
57,783	(2)	Newfield Exploration Co.	1,576,320	0.9
19,200		PBF Energy, Inc.	996,864	0.6
7,591		Pioneer Natural Resources Co.	1,326,148	0.8
37,200	(2)	SRC Energy, Inc.	346,332	0.2
6,400		Valero Energy Corp.	754,432	0.4
30,597	(2)	WPX Energy, Inc.	583,485	0.3
			10,250,744	5.8

		Financials: 19.2%
8,300		Allstate Corp.	834,731	0.5
6,000		Ameriprise Financial, Inc.	851,760	0.5
15,800		Amtrust Financial Services, Inc.	229,732	0.1
42,800		Annaly Capital Management, Inc.	454,536	0.3
6,174		Assurant, Inc.	634,811	0.4
8,900		Assured Guaranty Ltd.	362,586	0.2
4,800		Axis Capital Holdings Ltd.	276,096	0.2
17,616		BancorpSouth Bank	613,037	0.3
13,139		Bank OZK	531,604	0.3
14,982		BankUnited, Inc.	581,152	0.3
11,700		BB&T Corp.	604,422	0.3
22,880		CIT Group, Inc.	1,241,011	0.7
19,300		Citizens Financial Group, Inc.	794,388	0.4
65,053		CNO Financial Group, Inc.	1,405,795	0.8
11,927		Comerica, Inc.	1,162,644	0.7
7,800		Discover Financial Services	609,336	0.3
24,153		East West Bancorp, Inc.	1,531,059	0.9
2,300		Everest Re Group Ltd.	512,946	0.3
36,400		Fifth Third Bancorp	1,071,252	0.6
16,487		First Midwest Bancorp., Inc.	448,117	0.3
14,829		First Republic Bank	1,506,478	0.8
25,077		Fidelity National Financial, Inc.	1,005,588	0.6
49,300	(2)	Genworth Financial, Inc.	229,245	0.1
4,245		Hanover Insurance Group, Inc.	519,970	0.3
10,300		Hartford Financial Services Group, Inc.	518,811	0.3
10,764		Iberiabank Corp.	932,700	0.5
42,143		Jardine Lloyd Thompson Group PLC	788,945	0.4
40,100		Keycorp	844,907	0.5
78,579		Lancashire Holdings Ltd.	619,944	0.4

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
11,100		Lincoln National Corp.	$727,938	0.4
30,000	(2)	MGIC Investment Corp.	381,600	0.2
21,600		MTGE Investment Corp.	423,360	0.2
27,100		Navient Corp.	369,644	0.2
16,000		Old Republic International Corp.	354,880	0.2
5,339		Pinnacle Financial Partners, Inc.	344,632	0.2
45,200		Prospect Capital Corp.	339,000	0.2
54,400		Regions Financial Corp.	1,058,624	0.6
10,410		Reinsurance Group of America, Inc.	1,487,068	0.8
25,213		SEI Investments Co.	1,590,436	0.9
8,162		South State Corp.	672,957	0.4
14,100		Starwood Property Trust, Inc.	310,623	0.2
37,529		Sterling Bancorp, Inc./DE	857,538	0.5
13,300		SunTrust Banks, Inc.	978,348	0.5
28,617		Unum Group	1,055,395	0.6
11,974	(2)	Western Alliance Bancorp.	690,301	0.4
12,617		Zions Bancorp.	672,360	0.4
			34,032,307	19.2

		Health Care: 6.4%
23,093	(2)	Acadia Healthcare Co., Inc.	959,052	0.5
24,562		Agilent Technologies, Inc.	1,658,917	0.9
8,917		Becton Dickinson & Co.	2,335,095	1.3
28,505	(2)	Brookdale Senior Living, Inc.	282,770	0.2
5,000		Cardinal Health, Inc.	260,950	0.2
4,840	(2)	Five Prime Therapeutics, Inc.	67,760	0.0
9,300		HCA Healthcare, Inc.	1,247,223	0.7
9,055		Hill-Rom Holdings, Inc.	880,780	0.5
3,200	(2)	Jazz Pharmaceuticals PLC	546,944	0.3
9,539	(2)	Laboratory Corp. of America Holdings	1,649,007	0.9
6,500	(1),(2)	Lannett Co., Inc.	34,775	0.0
2,600	(2)	LifePoint Health, Inc.	167,440	0.1
2,200	(2)	Magellan Health, Inc.	161,700	0.1
8,400	(2)	Mylan NV	328,692	0.2
9,600		Owens & Minor, Inc.	163,008	0.1
5,786		STERIS PLC	662,034	0.4
			11,406,147	6.4

		Industrials: 16.3%
61,100		ACCO Brands Corp.	757,640	0.4
16,755		Air Lease Corp.	774,249	0.4
13,600		Aircastle Ltd.	284,512	0.2
9,000		American Airlines Group, Inc.	364,320	0.2
31,493		Atento SA	226,750	0.1
7,893		Carlisle Cos., Inc.	1,000,911	0.6
14,175	(2)	Clean Harbors, Inc.	972,263	0.5
47,198		Covanta Holding Corp.	833,045	0.5
5,300		Cummins, Inc.	751,540	0.4
17,252		EMCOR Group, Inc.	1,381,885	0.8
9,784	(2)	Genesee & Wyoming, Inc.	859,916	0.5
10,703		Granite Construction, Inc.	488,913	0.3
5,582		Harris Corp.	907,131	0.5
10,900		Hawaiian Holdings, Inc.	452,350	0.3
29,038		Hexcel Corp.	1,919,993	1.1
7,689		Hubbell, Inc.	971,582	0.5
700		Huntington Ingalls Industries, Inc.	171,129	0.1
10,360		IDEX Corp.	1,587,256	0.9
27,515		Jacobs Engineering Group, Inc.	2,000,065	1.1
29,861	(2)	JELD-WEN Holding, Inc.	726,219	0.4
61,606	(2)	JetBlue Airways Corp.	1,175,442	0.7
9,911		Knight-Swift Transportation Holdings, Inc.	338,262	0.2
3,912		LSC Communications, Inc.	47,844	0.0
4,500		Manpowergroup, Inc.	421,785	0.2
40,631	(2)	Milacron Holdings Corp.	861,377	0.5
9,016		Moog, Inc.	711,453	0.4
5,800		Owens Corning, Inc.	328,396	0.2
5,700		Regal Beloit Corp.	477,090	0.3
3,369		Roper Technologies, Inc.	1,005,209	0.6
10,433		RR Donnelley & Sons Co.	52,791	0.0
53,923		Sanwa Holdings Corp.	617,449	0.3
3,237		Schneider National, Inc.	87,561	0.0
12,976	(2)	Sensata Technologies Holding PLC	687,079	0.4
7,200		Skywest, Inc.	470,160	0.3
5,004		Snap-On, Inc.	884,607	0.5
10,700		Spirit Aerosystems Holdings, Inc.	914,850	0.5
2,100		Trinity Industries, Inc.	75,264	0.0
9,300	(2)	United Continental Holdings, Inc.	813,006	0.5
2,100	(2)	United Rentals, Inc.	327,327	0.2
27,300		Wabash National Corp.	497,952	0.3
4,523	(1)	Wabtec Corp.	489,931	0.3
3,500	(2)	Wesco International, Inc.	214,025	0.1
			28,930,529	16.3

		Information Technology: 12.6%
12,844	(2)	Acacia Communications, Inc.	523,650	0.3
4,900	(2)	Advanced Energy Industries, Inc.	291,942	0.2
40,900	(2)	Amkor Technology, Inc.	357,057	0.2
21,508	(2)	Arrow Electronics, Inc.	1,667,515	0.9
14,488	(2)	Axcelis Technologies, Inc.	292,657	0.2
7,689	(2)	Black Knight, Inc.	410,593	0.2
10,437		Booz Allen Hamilton Holding Corp.	533,957	0.3
14,100		Convergys Corp.	348,693	0.2
12,100		Corning, Inc.	405,471	0.2

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
19,739	(2)	Euronet Worldwide, Inc.	$1,930,474	1.1
54,277		Genpact Ltd.	1,663,047	0.9
30,400		Hewlett Packard Enterprise Co.	502,512	0.3
21,659	(2)	Ichor Holdings Ltd.	561,618	0.3
2,800	(2)	Itron, Inc.	185,920	0.1
2,900		j2 Global, Inc.	239,453	0.1
27,800		Juniper Networks, Inc.	790,354	0.4
13,740	(2)	Kemet Corp.	355,042	0.2
49,503	(2)	Keysight Technologies, Inc.	3,212,250	1.8
17,600		Kulicke & Soffa Industries, Inc.	453,904	0.2
5,100		Lam Research Corp.	882,759	0.5
5,800		Methode Electronics, Inc.	229,970	0.1
17,200	(2)	ON Semiconductor Corp.	367,048	0.2
11,000	(2)	Sanmina Corp.	338,800	0.2
8,800		Seagate Technology	471,152	0.3
11,489		Silicon Motion Technology Corp. ADR	676,702	0.4
3,800		Skyworks Solutions, Inc.	346,940	0.2
15,353		SS&C Technologies Holdings, Inc.	911,047	0.5
6,800	(2)	Tech Data Corp.	494,700	0.3
16,433		Teradyne, Inc.	676,875	0.4
4,028	(2)	VeriSign, Inc.	638,881	0.4
11,000		Western Digital Corp.	695,640	0.4
19,700		Western Union Co.	372,724	0.2
19,300	(2)	Xcerra Corp.	279,464	0.2
11,400		Xerox Corp.	317,604	0.2
			22,426,415	12.6

		Materials: 7.5%
13,081		Albemarle Corp.	1,249,497	0.7
11,345	(2)	Alcoa Corp.	506,781	0.3
20,263		Buzzi Unicem SpA	407,603	0.2
17,562		Cabot Corp.	1,140,125	0.6
13,767		Celanese Corp.	1,608,399	0.9
18,941		Commercial Metals Co.	409,126	0.2
7,400		Domtar Corp.	376,660	0.2
8,800		Eastman Chemical Co.	853,864	0.5
10,726		FMC Corp.	916,537	0.5
30,600		Huntsman Corp.	932,994	0.5
9,400		International Paper Co.	480,716	0.3
22,400		Kronos Worldwide, Inc.	450,912	0.2
11,416		Olin Corp.	350,814	0.2
17,900	(2)	Owens-Illinois, Inc.	316,293	0.2
33,397		Reliance Steel & Aluminum Co.	2,935,262	1.7
7,300		Schweitzer-Mauduit International, Inc.	297,037	0.2
1,267		Westlake Chemical Corp.	119,820	0.1
			13,352,440	7.5

		Real Estate: 10.9%
6,417		Alexandria Real Estate Equities, Inc.	823,622	0.5
7,612		American Assets Trust, Inc.	300,674	0.2
49,900		Ashford Hospitality Trust, Inc.	323,851	0.2
46,493		Brixmor Property Group, Inc.	847,103	0.5
77,180	(1)	CBL & Associates Properties, Inc.	344,223	0.2
41,930	(2)	CBRE Group, Inc.	2,046,603	1.2
25,812		Corporate Office Properties Trust SBI MD	794,493	0.4
21,500		DDR Corp.	300,785	0.2
4,018		Equity Lifestyle Properties, Inc.	389,264	0.2
4,809		Extra Space Storage, Inc.	443,438	0.2
32,300		Franklin Street Properties Corp.	276,811	0.2
1,300		Getty Realty Corp.	37,843	0.0
19,600		Government Properties Income Trust	331,436	0.2
13,200		Hospitality Properties Trust	382,668	0.2
70,182		Host Hotels & Resorts, Inc.	1,511,018	0.8
40,700		Lexington Realty Trust	380,138	0.2
5,048		Life Storage, Inc.	492,685	0.3
57,200		Medical Properties Trust, Inc.	860,860	0.5
17,672		Mid-America Apartment Communities, Inc.	1,830,112	1.0
12,700		Omega Healthcare Investors, Inc.	419,735	0.2
25,128		Park Hotels & Resorts, Inc.	840,532	0.5
46,000		Piedmont Office Realty Trust, Inc.	912,640	0.5
22,300		Preferred Apartment Communities, Inc.	397,386	0.2
7,163		PS Business Parks, Inc.	934,270	0.5
2,150	(2)	Retail Value, Inc.	76,798	0.0
23,500		Senior Housing Properties Trust	449,085	0.3
6,010	(2)	Spirit MTA REIT	64,427	0.0
60,100		Spirit Realty Capital, Inc.	503,037	0.3
40,263		STORE Capital Corp.	1,159,977	0.7
5,800	(2)	Uniti Group, Inc.	120,756	0.1
47,800		VEREIT, Inc.	373,796	0.2
12,900		Xenia Hotels & Resorts, Inc.	312,954	0.2
			19,283,020	10.9

		Telecommunication Services: 0.4%
11,668		Millicom International Cellular S.A.	671,949	0.4

		Utilities: 4.3%
24,096		Alliant Energy Corp.	1,032,273	0.6
3,600		Edison International	236,628	0.1
15,100		Entergy Corp.	1,262,209	0.7
8,992		Evergy, Inc.	512,994	0.3
19,800		Exelon Corp.	865,458	0.5
28,800		FirstEnergy Corp.	1,076,544	0.6

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
17,100	Public Service Enterprise Group, Inc.	$895,185	0.5
33,408	UGI Corp.	1,805,702	1.0
		7,686,993	4.3

	Total Common Stock
	(Cost $148,146,650)	173,496,167	97.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
	Securities Lending Collateral(3): 1.4%
409,227	BNP Paribas S.A., Repurchase Agreement dated 08/31/18, 1.95%, due 09/04/18 (Repurchase Amount $409,314, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $417,412, due 09/15/18-09/09/49)	409,227	0.2
1,000,000	Mizuho Securities USA Inc., Repurchase Agreement dated 08/31/18, 1.97%, due 09/04/18 (Repurchase Amount $1,000,216, collateralized by various U.S. Government Agency Obligations, 2.000%-7.500%, Market Value plus accrued interest $1,020,000, due 08/01/23-09/15/47)	1,000,000	0.6
1,000,000	RBC Dominion Securities Inc., Repurchase Agreement dated 08/31/18, 1.97%, due 09/04/18 (Repurchase Amount $1,000,216, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 09/13/18-09/09/49)	1,000,000	0.6
		2,409,227	1.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
3,202,325	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.850%
	(Cost $3,202,325)	$3,202,325	1.8

	Total Short-Term Investments
	(Cost $5,611,552)	5,611,552	3.2

	Total Investments in Securities (Cost $153,758,202)	$179,107,719	101.0
	Liabilities in Excess of Other Assets	(1,804,046)	(1.0)
	Net Assets	$177,303,673	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2018.

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$19,974,287	$–	$–	$19,974,287
Consumer Staples	5,481,336	–	–	5,481,336
Energy	10,250,744	–	–	10,250,744
Financials	33,412,363	619,944	–	34,032,307
Health Care	11,406,147	–	–	11,406,147
Industrials	28,313,080	617,449	–	28,930,529
Information Technology	22,426,415	–	–	22,426,415
Materials	12,944,837	407,603	–	13,352,440
Real Estate	19,283,020	–	–	19,283,020
Telecommunication Services	–	671,949	–	671,949
Utilities	7,686,993	–	–	7,686,993
Total Common Stock	171,179,222	2,316,945	–	173,496,167
Short-Term Investments	3,202,325	2,409,227	–	5,611,552
Total Investments, at fair value	$174,381,547	$4,726,172	$–	$179,107,719

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At August 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $154,697,894.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$33,105,688
Gross Unrealized Depreciation	(8,634,233)

Net Unrealized Appreciation	$24,471,455

Voya Real Estate Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 101.9%
	Diversified REITs: 2.7%
380,808	STORE Capital Corp.	$10,971,079	2.2
299,594	VEREIT, Inc.	2,342,825	0.5
		13,313,904	2.7

	Health Care REITs: 9.8%
568,854	Healthcare Trust of America, Inc.	16,252,159	3.3
337,770	Senior Housing Properties Trust	6,454,785	1.3
287,212	Ventas, Inc.	17,195,382	3.5
125,047	Welltower, Inc.	8,341,885	1.7
		48,244,211	9.8

	Hotel & Resort REITs: 5.9%
703,644	DiamondRock Hospitality Co.	8,415,582	1.7
203,438	MGM Growth Properties LLC	6,251,650	1.3
241,199	Park Hotels & Resorts, Inc.	8,068,106	1.6
68,860	Ryman Hospitality Properties	6,109,948	1.3
		28,845,286	5.9

	Hotels, Resorts & Cruise Lines: 1.5%
97,855	Hilton Worldwide Holdings, Inc.	7,595,505	1.5

	Industrial REITs: 8.5%
292,356	Duke Realty Corp.	8,329,223	1.7
498,767	ProLogis, Inc.	33,507,167	6.8
		41,836,390	8.5

	Office REITs: 15.9%
155,403	Alexandria Real Estate Equities, Inc.	19,945,975	4.0
260,263	Columbia Property Trust, Inc.	6,267,133	1.3
239,910	Cousins Properties, Inc.	2,243,159	0.5
378,656	Douglas Emmett, Inc.	14,790,303	3.0
390,983	Hudson Pacific Properties, Inc.	13,230,865	2.7
98,165	JBG SMITH Properties	3,677,261	0.7
264,960	Piedmont Office Realty Trust, Inc.	5,256,806	1.1
173,497	Tier REIT, Inc.	4,136,168	0.8
113,499	Vornado Realty Trust	8,739,423	1.8
		78,287,093	15.9

	Real Estate Services: 0.5%
140,861	(1) Cushman & Wakefield PLC	2,487,605	0.5

	Residential REITs: 17.9%
156,042	American Campus Communities, Inc.	6,542,841	1.3
47,553	AvalonBay Communities, Inc.	8,715,990	1.8
329,568	Equity Residential	22,328,232	4.5
67,445	Essex Property Trust, Inc.	16,610,355	3.4
501,290	Invitation Homes, Inc.	11,715,147	2.4
101,363	Mid-America Apartment Communities, Inc.	10,497,152	2.1
114,345	Sun Communities, Inc.	11,798,117	2.4
		88,207,834	17.9

	Retail REITs: 17.3%
955,404	Brixmor Property Group, Inc.	17,407,461	3.6
111,318	Macerich Co.	6,538,819	1.3
211,317	Regency Centers Corp.	13,953,262	2.8
204,816	Simon Property Group, Inc.	37,487,473	7.6
151,799	Taubman Centers, Inc.	9,807,733	2.0
		85,194,748	17.3

	Specialized REITs: 21.9%
503,134	CubeSmart	15,370,744	3.1
204,650	CyrusOne, Inc.	13,703,364	2.8
89,258	Equinix, Inc.	38,928,091	7.9
213,852	Extra Space Storage, Inc.	19,719,293	4.0
73,585	QTS Realty Trust, Inc.	3,365,042	0.7
812,780	VICI Properties, Inc.	16,995,230	3.4
		108,081,764	21.9

	Total Common Stock
	(Cost $356,739,005)	502,094,340	101.9

SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
1,777,413	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.850%
	(Cost $1,777,413)	1,777,413	0.4

	Total Short-Term Investments
	(Cost $1,777,413)	1,777,413	0.4

	Total Investments in Securities (Cost $358,516,418)	$503,871,753	102.3
	Liabilities in Excess of Other Assets	(11,458,631)	(2.3)
	Net Assets	$492,413,122	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of August 31, 2018.

Voya Real Estate Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$502,094,340	$–	$–	$502,094,340
Short-Term Investments	1,777,413	–	–	1,777,413
Total Investments, at fair value	$503,871,753	$–	$–	$503,871,753

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $381,357,573.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$146,091,596
Gross Unrealized Depreciation	(23,577,416)

Net Unrealized Appreciation	$122,514,180

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Consumer Discretionary: 17.2%
581,759		American Eagle Outfitters, Inc.	$15,102,464	0.9
296,226	(1),(2)	At Home Group, Inc.	10,193,137	0.6
231,208		Big Lots, Inc.	9,953,504	0.6
558,000		Bloomin Brands, Inc.	10,769,400	0.7
489,937		Boyd Gaming Corp.	17,843,505	1.1
271,010	(1)	Cheesecake Factory	14,409,602	0.9
142,833		Childrens Place, Inc./The	20,103,745	1.3
645,158		Dana, Inc.	12,625,742	0.8
411,181	(2)	Del Taco Restaurants, Inc.	5,316,570	0.3
323,273	(1),(2)	Eldorado Resorts, Inc.	15,533,268	1.0
612,155		Extended Stay America, Inc.	12,353,288	0.8
95,783	(2)	Five Below, Inc.	11,155,846	0.7
11,541	(2)	Hudson Ltd.	237,638	0.0
75,650	(1),(2)	iRobot Corp.	8,586,275	0.5
79,848		Jack in the Box, Inc.	7,237,423	0.5
83,639		Lithia Motors, Inc.	7,226,409	0.5
126,109		Marriott Vacations Worldwide Corp.	15,006,971	0.9
394,778	(2)	National Vision Holdings, Inc.	17,468,926	1.1
100,766		NutriSystem, Inc.	3,728,342	0.2
167,240	(2)	Ollie's Bargain Outlet Holdings, Inc.	14,566,604	0.9
167,764	(2)	Planet Fitness, Inc.	8,618,037	0.5
379,220	(2)	Skechers USA, Inc.	11,179,406	0.7
305,797	(2)	Sotheby's	14,684,372	0.9
195,022	(2)	TopBuild Corp.	12,145,970	0.8
			276,046,444	17.2

		Energy: 2.0%
634,079	(2)	Carrizo Oil & Gas, Inc.	15,357,393	0.9
87,590	(2)	Dril-Quip, Inc.	4,611,614	0.3
239,806	(2)	Unit Corp.	6,304,500	0.4
303,532		US Silica Holdings, Inc.	6,431,843	0.4
			32,705,350	2.0

		Financials: 8.9%
163,863		Amerisafe, Inc.	10,454,459	0.7
489,788		BrightSphere Investment Group PLC	6,215,410	0.4
212,638	(2)	Green Dot Corp.	18,216,697	1.1
606,361		Home Bancshares, Inc./Conway AR	14,194,911	0.9
308,288		Houlihan Lokey, Inc.	14,498,785	0.9
225,572		MB Financial, Inc.	10,931,219	0.7
889,124	(2)	MGIC Investment Corp.	11,309,657	0.7
242,258		Moelis & Co.	14,063,077	0.9
120,485		Pinnacle Financial Partners, Inc.	7,777,307	0.5
106,450		Primerica, Inc.	13,013,513	0.8
116,212	(2)	Texas Capital Bancshares, Inc.	10,331,247	0.6
395,083		United Community Banks, Inc./GA	11,986,818	0.7
			142,993,100	8.9

		Health Care: 21.8%
95,618	(1),(2)	Aerie Pharmaceuticals, Inc.	5,866,164	0.4
150,546	(2)	Amedisys, Inc.	18,819,755	1.2
583,329	(1),(2)	Amicus Therapeutics, Inc.	7,863,275	0.5
296,874	(2)	AMN Healthcare Services, Inc.	17,307,754	1.1
170,704	(2)	Arena Pharmaceuticals, Inc.	6,630,143	0.4
593,455	(1),(2)	Array Biopharma, Inc.	9,240,094	0.6
126,755	(2)	Blueprint Medicines Corp.	9,718,306	0.6
309,199	(2)	Catalent, Inc.	12,924,518	0.8
24,086		Chemed Corp.	7,792,784	0.5
175,910	(1),(2)	Clovis Oncology, Inc.	6,288,783	0.4
435,199	(2)	Cymabay Therapeutics, Inc.	5,931,762	0.4
269,758	(2)	Dermira, Inc.	2,568,096	0.2
465,312	(2)	Epizyme, Inc.	5,490,682	0.3
64,079	(1),(2)	Esperion Therapeutics, Inc.	3,171,270	0.2
150,730	(2)	FibroGen, Inc.	9,217,140	0.6
87,511	(1),(2)	G1 Therapeutics, Inc.	5,310,167	0.3
156,456	(2)	HealthEquity, Inc.	14,739,720	0.9
131,187		Hill-Rom Holdings, Inc.	12,760,560	0.8
635,833	(2)	Immunogen, Inc.	6,479,138	0.4
349,811	(1),(2)	Immunomedics, Inc.	9,360,942	0.6
294,111	(2)	Insmed, Inc.	5,861,632	0.4
37,037	(1),(2)	Ligand Pharmaceuticals, Inc.	9,618,139	0.6
45,247	(2)	Loxo Oncology, Inc.	7,645,838	0.5
237,074	(2)	MacroGenics, Inc.	5,184,808	0.3
93,846	(2)	Magenta Therapeutics, Inc.	1,370,152	0.1
248,411	(2)	Medidata Solutions, Inc.	21,109,967	1.3
279,226	(2)	Merit Medical Systems, Inc.	16,432,450	1.0
148,720	(2)	Omnicell, Inc.	10,224,500	0.6
171,499	(1),(2)	Portola Pharmaceuticals, Inc.	5,119,245	0.3
37,926	(2)	PRA Health Sciences, Inc.	4,004,986	0.2
92,442	(2)	Puma Biotechnology, Inc.	4,062,826	0.2
96,657	(2)	REGENXBIO, Inc.	6,809,486	0.4
561,934	(2)	Select Medical Holdings Corp.	11,126,293	0.7
280,519	(2)	Spectrum Pharmaceuticals, Inc.	6,039,574	0.4
158,707	(2)	Supernus Pharmaceuticals, Inc.	7,030,720	0.4
219,009	(1),(2)	Teladoc Health, Inc.	16,984,148	1.1
928,168	(1),(2)	TherapeuticsMD, Inc.	6,014,529	0.4
124,113	(2)	Ultragenyx Pharmaceutical, Inc.	10,516,094	0.6
554,907	(1),(2)	Wright Medical Group NV	16,081,205	1.0
42,497	(2)	Zogenix, Inc.	2,033,932	0.1
			350,751,577	21.8

		Industrials: 18.8%
419,722		Actuant Corp.	12,360,813	0.8

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
205,051	(2)	ASGN, Inc.	$18,985,672	1.2
302,600	(2)	Beacon Roofing Supply, Inc.	11,220,408	0.7
242,444		Brink's Co.	18,207,544	1.1
186,667		CIRCOR International, Inc.	8,467,215	0.5
87,984		Curtiss-Wright Corp.	11,785,457	0.7
248,627		EMCOR Group, Inc.	19,915,023	1.3
152,028		EnPro Industries, Inc.	11,412,742	0.7
325,779		Granite Construction, Inc.	14,881,585	0.9
409,295	(1)	Healthcare Services Group, Inc.	16,867,047	1.1
246,142	(2)	HUB Group, Inc.	13,008,605	0.8
150,068		John Bean Technologies Corp.	17,753,044	1.1
541,129		Knoll, Inc.	12,738,177	0.8
143,469		Korn/Ferry International	9,631,074	0.6
128,787		Lindsay Corp.	12,333,931	0.8
221,966		Matthews International Corp.	11,520,035	0.7
141,579		Regal Beloit Corp.	11,850,162	0.7
161,738	(2)	Saia, Inc.	12,817,737	0.8
174,548		Simpson Manufacturing Co., Inc.	13,400,050	0.8
71,183		Tennant Co.	5,449,059	0.4
342,643	(2)	US Xpress Enterprises, Inc.	5,067,690	0.3
179,861		Watts Water Technologies, Inc.	14,829,539	0.9
222,927		Woodward, Inc.	17,958,999	1.1
			302,461,608	18.8

		Information Technology: 20.1%
297,541	(2)	ACI Worldwide, Inc.	8,453,140	0.5
311,292	(2)	Blackline, Inc.	16,423,766	1.0
363,377	(2)	CalAmp Corp.	8,539,359	0.5
185,420	(2)	Cardlytics, Inc.	3,780,714	0.2
423,140	(2)	Cray, Inc.	9,182,138	0.6
205,929		Ebix, Inc.	16,402,245	1.0
61,766	(2)	Ellie Mae, Inc.	6,508,283	0.4
600,734		Entegris, Inc.	20,364,882	1.3
297,710	(2)	Envestnet, Inc.	18,815,272	1.2
31,700	(2)	EverQuote, Inc.	420,025	0.0
319,488	(1),(2)	Evo Payments, Inc.	7,514,358	0.5
43,867	(2)	Fair Isaac Corp.	10,132,400	0.6
432,787	(2)	Finisar Corp.	8,828,855	0.5
220,663	(2)	Five9, Inc.	10,602,857	0.7
131,128	(2)	HubSpot, Inc.	18,843,094	1.2
380,668	(2)	Instructure, Inc.	15,588,355	1.0
456,902	(2)	Integrated Device Technology, Inc.	19,413,766	1.2
244,246		j2 Global, Inc.	20,167,392	1.3
21,835		Littelfuse, Inc.	4,881,433	0.3
154,436	(2)	Lumentum Holdings, Inc.	10,486,204	0.7
342,085	(2)	Mindbody, Inc.	12,691,353	0.8
253,219	(2)	Netscout Systems, Inc.	6,330,475	0.4
222,391	(2)	Paylocity Holding Corp.	17,666,741	1.1
196,845		Power Integrations, Inc.	14,438,581	0.9
56,331	(2)	Proofpoint, Inc.	6,683,673	0.4
140,216	(2)	Q2 Holdings, Inc.	8,735,457	0.5
303,301	(2)	Rapid7, Inc.	11,570,933	0.7
39,382	(2)	Stamps.com, Inc.	9,784,458	0.6
			323,250,209	20.1

		Materials: 5.0%
297,149		Boise Cascade Co.	12,985,411	0.8
452,155		Commercial Metals Co.	9,766,548	0.6
154,642		Compass Minerals International, Inc.	9,672,857	0.6
218,766		Greif, Inc. - Class A	12,071,508	0.8
162,020		Minerals Technologies, Inc.	10,879,643	0.7
306,053		PolyOne Corp.	12,933,800	0.8
247,259		Worthington Industries, Inc.	11,517,324	0.7
			79,827,091	5.0

		Real Estate: 2.4%
437,558		Americold Realty Trust	10,895,194	0.7
154,188		EastGroup Properties, Inc.	14,997,867	0.9
518,917		Urban Edge Properties	11,862,442	0.8
			37,755,503	2.4

		Telecommunication Services: 1.4%
321,543	(2)	Boingo Wireless, Inc.	10,636,642	0.6
875,482	(2)	Vonage Holdings Corp.	12,414,335	0.8
			23,050,977	1.4

	Total Common Stock
	(Cost $1,410,266,073)		1,568,841,859	97.6

EXCHANGE-TRADED FUNDS: 1.6%
111,741	(1)	iShares Russell 2000 Growth Index Fund	24,619,895	1.6

	Total Exchange-Traded Funds
	(Cost $19,495,499)		24,619,895	1.6

RIGHTS: 0.0%
		Health Care: 0.0%
59,895	(2),(3)	Dyax, Corp. - CVR	239,580	0.0

	Total Rights
	(Cost $30,214)		239,580	0.0

	Total Long-Term Investments
	(Cost $1,429,791,786)		1,593,701,334	99.2

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.5%
	Securities Lending Collateral(4): 7.4%
24,057,480	Credit Suisse AG (New York), Repurchase Agreement dated 08/31/18, 1.95%, due 09/04/18 (Repurchase Amount $24,062,621, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $24,538,630, due 09/13/18-09/09/49)	$24,057,480	1.5
28,356,415	Merrill Lynch & Co., Inc., Repurchase Agreement dated 08/31/18, 1.97%, due 09/04/18 (Repurchase Amount $28,362,537, collateralized by various U.S. Government Agency Obligations, 4.000%, Market Value plus accrued interest $28,923,543, due 04/20/47-06/20/47)	28,356,415	1.8
17,269,918	MUFG Securities America Inc., Repurchase Agreement dated 08/31/18, 1.97%, due 09/04/18 (Repurchase Amount $17,273,646, collateralized by various U.S. Government Agency Obligations, 2.000%-4.500%, Market Value plus accrued interest $17,615,316, due 02/01/21-09/01/48)	17,269,918	1.1
28,356,415	RBC Dominion Securities Inc., Repurchase Agreement dated 08/31/18, 1.97%, due 09/04/18 (Repurchase Amount $28,362,537, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $28,923,543, due 09/13/18-09/09/49)	28,356,415	1.7
21,349,111	State of Wisconsin Investment Board, Repurchase Agreement dated 08/31/18, 2.17%, due 09/04/18 (Repurchase Amount $21,354,188, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $21,776,811, due 04/15/20-02/15/48)	21,349,111	1.3
		119,389,339	7.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
17,736,000	(5) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.870%
	(Cost $17,736,000)	17,736,000	1.1

	Total Short-Term Investments
	(Cost $137,125,339)	137,125,339	8.5

	Total Investments in Securities (Cost $1,566,917,125)	$1,730,826,673	107.7
	Liabilities in Excess of Other Assets	(123,134,663)	(7.7)
	Net Assets	$1,607,692,010	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of August 31, 2018.

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$1,568,841,859	$–	$–	$1,568,841,859
Exchange-Traded Funds	24,619,895	–	–	24,619,895
Rights	–	–	239,580	239,580
Short-Term Investments	17,736,000	119,389,339	–	137,125,339
Total Investments, at fair value	$1,611,197,754	$119,389,339	$239,580	$1,730,826,673

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,572,016,748.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$208,817,847
Gross Unrealized Depreciation	(50,007,922)

Net Unrealized Appreciation	$158,809,925

Voya SMID Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.0%
		Consumer Discretionary: 15.8%
1,116		Boyd Gaming Corp.	$40,645	1.0
387		Brunswick Corp.	25,705	0.6
319	(1)	Burlington Stores, Inc.	53,649	1.3
692	(2)	Cheesecake Factory	36,794	0.9
321		Childrens Place, Inc./The	45,181	1.1
1,433		Dana, Inc.	28,044	0.7
1,852		Extended Stay America, Inc.	37,373	0.9
169	(1),(2)	iRobot Corp.	19,181	0.5
324		Jack in the Box, Inc.	29,367	0.7
441		Leggett & Platt, Inc.	20,039	0.5
227	(2)	Lithia Motors, Inc.	19,613	0.5
753	(1)	Live Nation Entertainment, Inc.	37,409	0.9
521	(1)	Michael Kors Holdings Ltd.	37,835	1.0
306	(1)	Planet Fitness, Inc.	15,719	0.4
759	(1)	ServiceMaster Global Holdings, Inc.	45,745	1.2
1,281	(1)	Skechers USA, Inc.	37,764	1.0
626	(1)	Sotheby's	30,061	0.8
368	(1)	TopBuild Corp.	22,919	0.6
160		Vail Resorts, Inc.	47,688	1.2
			630,731	15.8

		Consumer Staples: 0.9%
565		Energizer Holdings, Inc.	35,928	0.9

		Energy: 1.7%
323	(1),(2)	Dril-Quip, Inc.	17,006	0.4
736	(1)	Parsley Energy, Inc.	20,439	0.5
1,877	(1)	QEP Resources, Inc.	18,713	0.5
599		US Silica Holdings, Inc.	12,693	0.3
			68,851	1.7

		Financials: 7.5%
1,828		BrightSphere Investment Group PLC	23,197	0.6
329		Cboe Global Markets, Inc.	33,163	0.8
458		East West Bancorp, Inc.	29,033	0.7
824	(1)	Essent Group Ltd.	35,729	0.9
1,324		Home Bancshares, Inc./Conway AR	30,995	0.8
1,156		Jefferies Financial Group, Inc.	26,842	0.6
146		MarketAxess Holdings, Inc.	27,714	0.7
544		Moelis & Co.	31,579	0.8
188		Primerica, Inc.	22,983	0.6
340		Signature Bank	39,352	1.0
			300,587	7.5

		Health Care: 19.5%
173	(1),(2)	Aerie Pharmaceuticals, Inc.	10,614	0.3
499	(1)	Alkermes PLC	22,375	0.6
176	(1)	Alnylam Pharmaceuticals, Inc.	21,590	0.5
780	(1)	Amicus Therapeutics, Inc.	10,514	0.3
324	(1)	Arena Pharmaceuticals, Inc.	12,584	0.3
108	(1)	Bluebird Bio, Inc.	18,176	0.5
197	(1)	Blueprint Medicines Corp.	15,104	0.4
851	(1)	Catalent, Inc.	35,572	0.9
267	(1)	Charles River Laboratories International, Inc.	32,977	0.8
120		Chemed Corp.	38,825	1.0
387		Encompass Health Corp.	31,575	0.8
338	(1),(2)	Exact Sciences Corp.	25,313	0.6
1,012	(1)	Exelixis, Inc.	19,016	0.5
188	(1)	FibroGen, Inc.	11,496	0.3
454		Hill-Rom Holdings, Inc.	44,161	1.1
600	(1),(2)	Immunomedics, Inc.	16,056	0.4
443	(1),(2)	Ionis Pharmaceuticals, Inc.	20,241	0.5
79	(1)	Loxo Oncology, Inc.	13,349	0.3
512	(1)	Medidata Solutions, Inc.	43,510	1.1
634	(1)	Merit Medical Systems, Inc.	37,311	0.9
204	(1)	Molina Healthcare, Inc.	28,152	0.7
221	(1)	Neurocrine Biosciences, Inc.	27,172	0.7
312	(1)	Portola Pharmaceuticals, Inc.	9,313	0.2
362	(1)	PRA Health Sciences, Inc.	38,227	1.0
189	(1)	Puma Biotechnology, Inc.	8,307	0.2
143		Resmed, Inc.	15,932	0.4
126	(1)	Sage Therapeutics, Inc.	20,697	0.5
116	(1)	Sarepta Therapeutics, Inc.	16,013	0.4
270	(1)	Seattle Genetics, Inc.	20,725	0.5
258	(1)	Supernus Pharmaceuticals, Inc.	11,429	0.3
122		Teleflex, Inc.	30,186	0.8
185	(1)	Ultragenyx Pharmaceutical, Inc.	15,675	0.4
178	(1)	WellCare Health Plans, Inc.	53,857	1.3
			776,044	19.5

		Industrials: 17.5%
1,051		Actuant Corp.	30,952	0.8
550		Altra Industrial Motion Corp.	21,478	0.5
602	(1)	Beacon Roofing Supply, Inc.	22,322	0.5
516		Brink's Co.	38,752	1.0
517	(2)	CIRCOR International, Inc.	23,451	0.6
192		Curtiss-Wright Corp.	25,719	0.6
361		EnPro Industries, Inc.	27,100	0.7
580		Fortune Brands Home & Security, Inc.	30,728	0.8
186		GATX Corp.	15,708	0.4

Voya SMID Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
286	(1)	Genesee & Wyoming, Inc.	$25,137	0.6
839	(2)	Healthcare Services Group, Inc.	34,575	0.9
323		Hubbell, Inc.	40,814	1.0
244		IDEX Corp.	37,383	0.9
741		KAR Auction Services, Inc.	46,453	1.2
324		Nordson Corp.	45,043	1.1
367		Regal Beloit Corp.	30,718	0.8
680		Schneider National, Inc.	18,394	0.5
194		Snap-On, Inc.	34,295	0.8
594	(1)	SPX FLOW, Inc.	28,476	0.7
441	(2)	Toro Co.	26,808	0.7
314		TransUnion	23,644	0.6
391		Wabtec Corp.	42,353	1.1
370		Xylem, Inc.	28,087	0.7
			698,390	17.5

		Information Technology: 22.9%
941	(1)	Black Knight, Inc.	50,249	1.3
1,139		Entegris, Inc.	38,612	1.0
329	(1)	EPAM Systems, Inc.	47,024	1.2
385	(1)	Euronet Worldwide, Inc.	37,653	0.9
199	(1)	Fair Isaac Corp.	45,965	1.2
601		Flir Systems, Inc.	37,707	1.0
569	(1)	GoDaddy, Inc.	46,351	1.2
397	(1)	GrubHub, Inc.	57,212	1.4
262	(1)	HubSpot, Inc.	37,649	0.9
1,131	(1)	Integrated Device Technology, Inc.	48,056	1.2
150		Littelfuse, Inc.	33,534	0.8
392		LogMeIn, Inc.	33,692	0.8
402		MKS Instruments, Inc.	37,346	0.9
375	(1)	Proofpoint, Inc.	44,494	1.1
396	(1)	PTC, Inc.	39,576	1.0
656	(1)	Pure Storage, Inc.	17,607	0.4
349	(1)	Q2 Holdings, Inc.	21,743	0.6
935		SS&C Technologies Holdings, Inc.	55,483	1.4
398		Total System Services, Inc.	38,662	1.0
923	(1)	Trimble, Inc.	38,858	1.0
159	(1)	Ultimate Software Group, Inc.	49,238	1.2
293	(1)	WEX, Inc.	55,734	1.4
			912,445	22.9

		Materials: 5.8%
409		Avery Dennison Corp.	43,019	1.1
701		Boise Cascade Co.	30,634	0.8
495		Carpenter Technology Corp.	29,537	0.7
431		Compass Minerals International, Inc.	26,959	0.7
856	(1)	Crown Holdings, Inc.	36,645	0.9
520		Greif, Inc. - Class A	28,693	0.7
865		PolyOne Corp.	36,555	0.9
			232,042	5.8

		Real Estate: 1.9%
497		CubeSmart	15,183	0.4
332		EastGroup Properties, Inc.	32,294	0.8
1,166		Urban Edge Properties	26,655	0.7
			74,132	1.9

		Telecommunication Services: 0.9%
970	(1)	Zayo Group Holdings, Inc.	33,620	0.9

		Utilities: 0.6%
442		National Fuel Gas Co.	24,544	0.6

	Total Common Stock
	(Cost $3,345,699)		3,787,314	95.0

EXCHANGE-TRADED FUNDS: 2.6%
284		iShares Russell 2000 Growth Index Fund	62,574	1.6
297		iShares Russell Mid-Cap Growth ETF	40,573	1.0

	Total Exchange-Traded Funds
	(Cost $80,759)		103,147	2.6

	Total Long-Term Investments
	(Cost $3,426,458)		3,890,461	97.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.0%
		Securities Lending Collateral(3): 6.0%
239,758		JPMorgan Chase & Co., Repurchase Agreement dated 08/31/18, 1.95%, due 09/04/18 (Repurchase Amount $239,809, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $244,553, due 09/30/18-09/09/49)
		(Cost $239,758)	239,758	6.0

Voya SMID Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
80,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.870%
	(Cost $80,000)	80,000	2.0

	Total Short-Term Investments
	(Cost $319,758)	319,758	8.0

	Total Investments in Securities (Cost $3,746,216)	$4,210,219	105.6
	Liabilities in Excess of Other Assets	(224,191)	(5.6)
	Net Assets	$3,986,028	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$3,787,314	$–	$–	$3,787,314
Exchange-Traded Funds	103,147	–	–	103,147
Short-Term Investments	80,000	239,758	–	319,758
Total Investments, at fair value	$3,970,461	$239,758	$–	$4,210,219

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $3,752,076.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$575,032
Gross Unrealized Depreciation	(116,889)

Net Unrealized Appreciation	$458,143

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.6%
	Consumer Discretionary: 12.4%
13,562	Best Buy Co., Inc.	$1,078,993	0.7
14,734	Carnival Corp.	905,994	0.6
8,105	Darden Restaurants, Inc.	940,504	0.6
29,477	H&R Block, Inc.	797,648	0.5
10,542	Home Depot, Inc.	2,116,517	1.4
12,523	Kohl's Corp.	990,695	0.6
4,101	Lear Corp.	665,182	0.4
7,818	Marriott International, Inc.	988,742	0.6
9,611	McDonald's Corp.	1,559,193	1.0
10,392	Omnicom Group	720,373	0.5
7,554	Pulte Group, Inc.	211,134	0.1
23,130	Service Corp. International	970,535	0.6
13,033	Six Flags Entertainment Corp.	880,379	0.6
20,808	Starbucks Corp.	1,112,188	0.7
13,479	Target Corp.	1,179,412	0.8
11,916	TJX Cos., Inc.	1,310,402	0.9
3,111	Vail Resorts, Inc.	927,234	0.6
15,743	Walt Disney Co.	1,763,531	1.2
		19,118,656	12.4

	Consumer Staples: 7.3%
36,057	Coca-Cola Co.	1,607,060	1.0
21,163	General Mills, Inc.	973,710	0.6
5,633	Hershey Co.	566,229	0.4
7,599	Kimberly-Clark Corp.	877,988	0.6
14,661	PepsiCo, Inc.	1,642,179	1.1
17,004	Philip Morris International, Inc.	1,324,442	0.9
22,510	Procter & Gamble Co.	1,867,204	1.2
16,430	Sysco Corp.	1,229,293	0.8
12,538	Tyson Foods, Inc.	787,512	0.5
4,144	Walmart, Inc.	397,244	0.2
		11,272,861	7.3

	Energy: 5.0%
17,630	Chevron Corp.	2,088,450	1.4
13,990	Marathon Petroleum Corp.	1,151,237	0.8
13,966	Occidental Petroleum Corp.	1,115,465	0.7
20,204	PBF Energy, Inc.	1,048,992	0.7
9,571	Phillips 66	1,134,259	0.7
9,664	Valero Energy Corp.	1,139,192	0.7
		7,677,595	5.0

	Financials: 14.9%
8,994	Aflac, Inc.	415,883	0.3
42,933	AGNC Investment Corp.	816,586	0.5
5,007	Ameriprise Financial, Inc.	710,794	0.5
25,166	Assured Guaranty Ltd.	1,025,263	0.7
5,091	Bank of America Corp.	157,465	0.1
7,563	Bank of Hawaii Corp.	628,712	0.4
14,114	Cathay General Bancorp.	597,022	0.4
39,513	Chimera Investment Corp.	736,127	0.5
1,555	Erie Indemnity Co.	192,089	0.1
2,073	Everest Re Group Ltd.	462,320	0.3
4,534	Factset Research Systems, Inc.	1,040,054	0.7
27,561	Federated Investors, Inc.	638,313	0.4
14,476	First American Financial Corp.	823,105	0.5
1,955	First Citizens BancShares, Inc.	928,644	0.6
24,339	JPMorgan Chase & Co.	2,788,763	1.8
23,226	Keycorp	489,372	0.3
16,938	Lazard Ltd.	815,395	0.5
63,326	MFA Financial, Inc.	485,077	0.3
2,190	Morningstar, Inc.	311,681	0.2
46,352	New Residential Investment Corp.	860,757	0.6
41,418	Old Republic International Corp.	918,651	0.6
5,633	Reinsurance Group of America, Inc.	804,674	0.5
2,764	S&P Global, Inc.	572,286	0.4
21,110	Starwood Property Trust, Inc.	465,053	0.3
9,227	T. Rowe Price Group, Inc.	1,069,317	0.7
51,635	Two Harbors Investment Corp.	806,539	0.5
24,229	US Bancorp	1,311,031	0.9
35,222	Wells Fargo & Co.	2,059,783	1.3
		22,930,756	14.9

	Health Care: 13.6%
22,417	Abbott Laboratories	1,498,352	1.0
8,661	Amgen, Inc.	1,730,554	1.1
1,667	Anthem, Inc.	441,305	0.3
13,732	Baxter International, Inc.	1,021,249	0.7
21,436	Bruker Corp.	762,693	0.5
11,288	Cardinal Health, Inc.	589,121	0.4
5,919	Cigna Corp.	1,114,785	0.7
15,420	Eli Lilly & Co.	1,629,123	1.0
18,101	Gilead Sciences, Inc.	1,370,789	0.9
3,464	Humana, Inc.	1,154,413	0.7
22,503	Johnson & Johnson	3,030,929	2.0
57,486	Pfizer, Inc.	2,386,819	1.5
7,894	Quest Diagnostics, Inc.	868,182	0.6
8,566	UnitedHealth Group, Inc.	2,299,628	1.5
12,229	Zoetis, Inc.	1,107,947	0.7
		21,005,889	13.6

	Industrials: 8.9%
6,230	3M Co.	1,314,032	0.9
1,879	Boeing Co.	644,102	0.4
7,650	Carlisle Cos., Inc.	970,096	0.6
5,964	Copa Holdings S.A.- Class A	476,762	0.3
6,970	Curtiss-Wright Corp.	933,632	0.6

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
12,604	Expeditors International Washington, Inc.	$923,621	0.6
2,007	General Dynamics Corp.	388,154	0.3
13,416	Herman Miller, Inc.	513,833	0.3
9,988	Honeywell International, Inc.	1,588,691	1.0
4,121	Lockheed Martin Corp.	1,320,410	0.9
469	Northrop Grumman Corp.	139,992	0.1
9,000	Owens Corning, Inc.	509,580	0.3
5,469	Raytheon Co.	1,090,737	0.7
12,664	Republic Services, Inc.	929,031	0.6
12,538	Waste Management, Inc.	1,139,704	0.8
4,710	Watsco, Inc.	824,203	0.5
		13,706,580	8.9

	Information Technology: 25.2%
9,494	Accenture PLC	1,605,151	1.0
2,676	Alliance Data Systems Corp.	638,440	0.4
12,517	Amdocs Ltd.	817,110	0.5
11,108	Amphenol Corp.	1,050,595	0.7
10,894	Apple, Inc.	2,479,801	1.6
18,971	Booz Allen Hamilton Holding Corp.	970,556	0.6
8,204	Broadridge Financial Solutions, Inc. ADR	1,108,689	0.7
23,851	CA, Inc.	1,044,674	0.7
48,261	Cisco Systems, Inc.	2,305,428	1.5
23,031	Convergys Corp.	569,557	0.4
11,780	DXC Technology Co.	1,073,040	0.7
10,194	Fidelity National Information Services, Inc.	1,102,685	0.7
15,928	Flir Systems, Inc.	999,323	0.7
42,409	HP, Inc.	1,045,382	0.7
43,687	Intel Corp.	2,115,761	1.4
9,736	InterDigital, Inc.	804,194	0.5
9,855	International Business Machines Corp.	1,443,560	0.9
32,403	Jabil, Inc.	957,833	0.6
6,582	Jack Henry & Associates, Inc.	1,042,852	0.7
3,654	LogMeIn, Inc.	314,061	0.2
15,236	Maxim Integrated Products	921,321	0.6
50,620	Microsoft Corp.	5,686,145	3.7
8,728	Motorola Solutions, Inc.	1,120,326	0.7
33,323	Oracle Corp.	1,618,831	1.1
13,548	Paychex, Inc.	992,391	0.6
12,665	Texas Instruments, Inc.	1,423,546	0.9
10,489	Total System Services, Inc.	1,018,901	0.7
10,592	Western Digital Corp.	669,838	0.4
46,507	Western Union Co.	879,912	0.6
12,958	Xilinx, Inc.	1,008,521	0.7
		38,828,424	25.2

	Materials: 2.5%
2,294	Air Products & Chemicals, Inc.	381,469	0.3
8,941	Aptargroup, Inc.	936,212	0.6
8,994	Avery Dennison Corp.	945,989	0.6
16,829	Bemis Co., Inc.	829,333	0.5
23,816	Newmont Mining Corp.	739,011	0.5
		3,832,014	2.5

	Real Estate: 4.3%
48,220	Apple Hospitality REIT, Inc.	851,083	0.6
8,675	EPR Properties	608,811	0.4
8,389	Equity Lifestyle Properties, Inc.	812,726	0.5
23,654	Gaming and Leisure Properties, Inc.	846,577	0.6
14,985	Highwoods Properties, Inc.	745,354	0.5
2,315	Lamar Advertising Co.	178,371	0.1
38,622	Outfront Media, Inc.	767,419	0.5
3,870	PotlatchDeltic Corp.	186,921	0.1
23,705	(1) Realogy Holdings Corp.	507,050	0.3
1,529	Simon Property Group, Inc.	279,853	0.2
12,450	WP Carey, Inc.	828,921	0.5
		6,613,086	4.3

	Telecommunication Services: 1.8%
66,075	AT&T, Inc.	2,110,435	1.3
24,174	Telephone & Data Systems, Inc.	726,187	0.5
		2,836,622	1.8

	Utilities: 3.7%
64,186	AES Corp.	863,944	0.6
15,465	Ameren Corp.	977,852	0.6
31,798	Centerpoint Energy, Inc.	883,666	0.6
10,733	Consolidated Edison, Inc.	847,156	0.5
10,120	Exelon Corp.	442,345	0.3
12,061	FirstEnergy Corp.	450,840	0.3
10,573	Pinnacle West Capital Corp.	830,509	0.5
6,685	WEC Energy Group, Inc.	451,772	0.3
		5,748,084	3.7

	Total Common Stock
	(Cost $141,676,367)	153,570,567	99.6

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
	Securities Lending Collateral(2): 0.4%
531,103	Daiwa Capital Markets, Repurchase Agreement dated 08/31/18, 1.96%, due 09/04/18 (Repurchase Amount $531,217, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $541,725, due 01/31/19-09/09/49)
	(Cost $531,103)	$531,103	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
520,000	(3) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.870%
	(Cost $520,000)	520,000	0.3

	Total Short-Term Investments
	(Cost $1,051,103)	1,051,103	0.7

	Total Investments in Securities (Cost $142,727,470)	$154,621,670	100.3
	Liabilities in Excess of Other Assets	(466,995)	(0.3)
	Net Assets	$154,154,675	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Represents securities purchased with cash collateral received for securities on loan.
(3)	Rate shown is the 7-day yield as of August 31, 2018.

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$153,570,567	$–	$–	$153,570,567
Short-Term Investments	520,000	531,103	–	1,051,103
Total Investments, at fair value	$154,090,567	$531,103	$–	$154,621,670

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $142,747,030.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$13,929,109
Gross Unrealized Depreciation	(2,054,469)

Net Unrealized Appreciation	$11,874,640

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Equity Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	October 26, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	October 26, 2018